Income Tax Expense (Benefit) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Current	¥ 86,074	¥ 76,647	¥ 90,263
Deferred	49,661	130,180	56,606
Income from continuing operations	135,735	206,827	146,869
Income Tax Expense Benefit | Japanese
Income Taxes [Line Items]
Current	8,136	(52,701)	9,209
Deferred	(26,071)	22,324	(7,018)
Income from continuing operations	(17,935)	(30,377)	2,191
Income Tax Expense Benefit | Foreign Country
Income Taxes [Line Items]
Current	77,938	129,348	81,054
Deferred	75,732	107,856	63,624
Income from continuing operations	¥ 153,670	¥ 237,204	¥ 144,678